Restricted Stock Units (Details Narrative)			6 Months Ended		12 Months Ended
	May 11, 2023 shares	Jan. 01, 2023 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Vested shares issued | shares			9,295,000
Stock based compensation expenses			$ 103,077
Obligaton			73,346
Repurchase value			$ (315,253)
Issuance of private placement shares | shares			814,741		3,375,062
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares			3,281,000		4,425,062
Stock based compensation expenses			$ 1,047,756	$ 84,721
Obligaton			$ 71,046
Repurchased RSU's shares | shares			3,339,340
Repurchase fair value			$ 993,136
Reduction equity			919,789
Repurchase value			$ 604,537
Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares	3,005,000	552,000	250,000